Income Taxes (Details) - Schedule of effective tax rates applied to income before income taxes - AutoLotto, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of effective tax rates applied to income before income taxes [Line Items]
Taxes at Statutory Rate (21%)	$ (993,725)	$ (2,074,756)
Change in Valuation Allowance	634,276	1,921,012
Permanent Differences	359,450	153,728
Other		17
Income Taxes